Components of Income Tax Expense Included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense:
Federal	$ 69,838	$ 98,153	$ 83,518
State	2,949	2,572	4,666
Foreign	12,637	14,092	12,922
Total current income tax expense	85,424	114,817	101,106
Deferred income tax expense (benefit):
Federal	27,447	1,395	3,126
State	(55)	411	61
Foreign	(447)	(1,521)	(1,696)
Total deferred income tax expense	26,945	285	1,491
Total income tax expense	$ 112,369	$ 115,102	$ 102,597